Advances to Suppliers, Net (Details) - Schedule of advances to suppliers and allowance for doubtful accounts - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Schedule of advances to suppliers and allowance for doubtful accounts [Abstract]
Prepayment for purchase of battery packs	$ 1,585,682
Prepayment for purchase of e-bicycles materials	956,192	$ 3,322,652
Prepayment for purchase of battery cells for trading business	84,354	3,081,910
Prepayment for service fees related to e-bicycles manufacturing licenses	120,936	529,309
Others	38,650	9,800
Less: allowance for doubtful accounts	(84,354)	(80,975)
Advances to suppliers, net	$ 2,701,460	$ 6,862,696